Organization and Business	12 Months Ended
Dec. 31, 2017
Organization and Business
1.	Organization and Business

Navient’s Business

Navient is a leading provider of asset management and business processing solutions for education, health care, and government clients at the federal, state, and local levels. We help our clients and millions of Americans achieve financial success through services and support. Headquartered in Wilmington, Delaware, Navient employs team members in western New York, northeastern Pennsylvania, Indiana, Delaware, Tennessee, Texas, Virginia, Wisconsin, California and other locations.

Navient is the largest private sector holder of education loans insured or federally guaranteed under the Federal Family Education Loan Program (“FFELP”). We also hold the largest portfolio of Private Education Loans. We also have begun originating Private Education Refinance Loans. Navient services its own portfolio of education loans, as well as education loans owned by the United States Department of Education (“ED”), financial institutions and nonprofit education lenders. Navient is one of the largest servicers to ED under its Direct Student Loan Program (“DSLP”). Our data-driven insight, service and innovation support customers on the path to successful education loan repayment.

The Company leverages its scale and expertise to provide business processing solutions to a variety of clients, including federal agencies, state and local governments, regional authorities, courts, hospitals, health care systems and other health care providers, and financial service providers. Navient also provides business processing solutions to education-related clients, such as guaranty agencies and colleges and universities.

For all our clients, we aim to improve their financial performance, optimize their operations, and maintain compassionate, compliant service for their customers and constituents.